Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis

			Fair Value Measurements as of December 31, 2012 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$27,854	$27,854	$27,854	$—	$—
Government and agency securities	30,181	30,181	—	30,181	—
Corporate debt securities	5,314	5,314	—	5,314	—
Commercial paper	9,293	9,293	—	9,293	—
Certificates of deposit	1,552	1,552	—	1,552	—
Municipal bonds	511	511	—	511	—
Total	$74,705	$74,705	$27,854	$46,851	$—
The following tables present the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2011 and 2012:

			Fair Value Measurements as of December 31, 2011 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$105,297	$105,297	$105,297	$—	$—
Government and agency securities	11,304	11,304	—	11,304	—
Corporate debt securities	11,057	11,057	—	11,057	—
Commercial paper	4,246	4,246	—	4,246	—
Certificates of deposit	3,000	3,000	—	3,000	—
Total	$134,904	$134,904	$105,297	$29,607	$—

Schedule of fair value of debt excluding capital leases
The following table presents the fair value of the Company’s debt, excluding capital leases, as of December 31, 2011 and 2012:

	As of December 31, 2011		As of December 31, 2012
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
	(in thousands)
ITC^DeltaCom senior secured notes	$346,856	$320,578	$307,994	$306,915
EarthLink senior notes	290,221	284,700	291,182	315,000
Total debt, excluding capital leases	$637,077	$605,278	$599,176	$621,915